Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 1,737
Financial liabilities, fair value	(869)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(601)
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	7
Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	23
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	173
Corporate equity private comanies [member] | Equity securities designated at FVOCI [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	66
Business and government loans [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	831
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(112)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(155)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	252
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(1)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	56
Corporate equity limited partenrship [member] | Equity securities designated at FVOCI [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 225
Bottom of range [member] | Deposits and other liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	4.80%
Market correlation	(64.00%)
Bottom of range [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	15.1
Bottom of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	7.50%
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	0.90%
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Revenue multiple	2.6
Bottom of range [member] | Business and government loans [member] | Loans mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	0.60%
Bottom of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	0.00%
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market correlation	7.10%
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	14.00%
Market correlation	23.30%
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	49.70%
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	49.70%
Top of range [member] | Deposits and other liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	58.70%
Market correlation	100.00%
Top of range [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	15.1
Top of range [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	7.50%
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	2.30%
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	0.50%
Top of range [member] | Corporate equity private comanies [member] | Equity securities designated at FVOCI [member] | Multi-period excess earnings method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Revenue multiple	2.6
Top of range [member] | Business and government loans [member] | Loans mandatorily measured at FVTPL [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.60%
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	20.50%
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market proxy or direct broker quote	20.50%
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market correlation	98.00%
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	14.00%
Market correlation	88.80%
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	69.40%
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Market volatility	69.40%